Total
Invesco Russell 1000 Enhanced Equal Weight ETF
Invesco Russell 1000 Enhanced Equal Weight ETF Summary Information
Investment Objective
The Invesco Russell 1000 Enhanced Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000® Enhanced Value Equal Weight Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Russell 1000 Enhanced Equal Weight ETF Invesco Russell 1000 Enhanced Equal Weight ETF
Management Fees	0.29%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.29%
[1]	Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.01%.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Russell 1000 Enhanced Equal Weight ETF | Invesco Russell 1000 Enhanced Equal Weight ETF | USD ($)	30	93	163	368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Russell” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of securities in the Russell 1000® Index (the “Russell 1000”) that exhibit upward price momentum and good relative valuation. The Underlying Index is a subset of the Russell 1000, which is designed to measure the performance of the large-cap segment of the U.S. equity market and consists of the stocks of the largest 1,000 U.S. companies, by capitalization.

The Index Provider selects constituent securities for the Underlying Index by applying a three-step screening process (based on a security’s earnings, valuation and momentum) to all securities in the Russell 1000. First, the Index Provider excludes securities with zero or negative earnings over the past 12 months. Second, the Index Provider screens for value stocks. A “value stock” tends to trade at a lower price than the price at which such stock would be expected to trade given the fundamentals of its company (e.g., dividends, earnings and sales), and thus may be considered undervalued by investors. To identify value stocks, the Index Provider assigns a valuation score to each eligible security, which represents the average of three financial metrics of a company: (i) cash flow yield; (ii) earnings yield; and (iii) sales-to-price ratio. Those securities with value scores in the bottom 10% are excluded. Third, the Index Provider screens for securities with greater positive price “momentum.” In general, momentum is an economic concept that describes the tendency for recent changes in a stock’s price to persist for some time into the future. The trend in the change of a stock’s price may be upward (“positive momentum”) or downward (“negative momentum”). A positive “momentum style” of investing emphasizes investing in stocks that have had better recent performance compared to other stocks, on the expectation that such a positive trend will continue because of the stock’s momentum in the market. The Index Provider defines momentum as the cumulative total return of a stock, measured over the last 12 months, excluding the most recent month. Stocks are ranked from highest to lowest based on the momentum measure over that period within each of 10 industries (as defined using the Industry Classification Benchmark) and stocks with returns ranking in the bottom 10% of each industry are excluded. The remaining securities are included in the Underlying Index (stocks with missing valuation, earnings or momentum data are excluded).

Constituent securities in the Underlying Index are equally weighted. The Underlying Index also may include securities of mid-cap issuers. Therefore, due to the equal weighting methodology of the Underlying Index, the Fund may have greater exposure to mid-cap issuers than would be the case if the Underlying Index used a traditional capitalization-weighted methodology.

As of August 31, 2019, the Underlying Index was comprised of 707 securities with market capitalizations ranging from $272.4 million to $1.04 billion.

The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Large Shareholder Risk. Certain shareholders, including a third party investor, the Fund’s investment adviser or an affiliate of the investment adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares or may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. Similarly, to the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, to the same extent as any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies and may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Value Risk. Value securities are subject to the risk that valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market.

Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The table provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.
Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
4.46% (3rd Quarter 2018)	(14.39)% (4th Quarter 2018)
The Fund’s year-to-date total return for the nine months ended September 30, 2019 was 19.50%.
Average Annual Total Returns for the Periods Ended December 31, 2018
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - Invesco Russell 1000 Enhanced Equal Weight ETF	1 Year	Since Inception	Inception Date
Invesco Russell 1000 Enhanced Equal Weight ETF	(10.19%)	(0.90%)	Jul. 13, 2017
Invesco Russell 1000 Enhanced Equal Weight ETF | Return After Taxes on Distributions	(10.73%)	(1.42%)	Jul. 13, 2017
Invesco Russell 1000 Enhanced Equal Weight ETF | Return After Taxes on Distributions and Sale of Fund Shares	(5.62%)	(0.66%)	Jul. 13, 2017
Russell 1000® Enhanced Value Equal Weight Index (reflects no deduction for fees, expenses or taxes)	(10.02%)	(0.67%)	Jul. 13, 2017
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78%)	3.35%	Jul. 13, 2017